Supplement to the
Strategic Advisers® Income Opportunities Fund
April 28, 2018
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Gregory Pappas (co-manager) has managed the fund since 2007.

Charles Sterling (co-manager) has managed the fund since 2018.

It is expected that Mr. Pappas will retire effective on or about December 31, 2018. At that time, Mr. Sterling will assume sole portfolio management responsibilities for the fund.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Strategic Advisers LLC

Gregory Pappas is co-manager of the fund, which he has managed since 2007. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. Pappas has worked as a senior fund analyst, fixed income strategist, and portfolio manager.

Charles Sterling is co-manager of the fund, which he has managed since 2018. Since joining Fidelity Investments in 1996, Mr. Sterling has worked as research analyst and portfolio manager.

It is expected that Mr. Pappas will retire effective on or about December 31, 2018. At that time, Mr. Sterling will assume sole portfolio management responsibilities for the fund.

SRQ-18-01 1.9870908.103	August 23, 2018

Supplement to the
Strategic Advisers® Short Duration Fund
July 30, 2018
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Gregory Pappas (co-manager) has managed the fund since 2011.

Jonathan Duggan (co-manager) has managed the fund since 2018.

It is expected that Mr. Pappas will retire effective on or about December 31, 2018. At that time, Mr. Duggan will assume sole portfolio management responsibilities for the fund.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Jonathan Duggan is co-manager of the fund, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Duggan has worked as team leader of fixed income research and portfolio manager.

Gregory Pappas is co-manager of the fund, which he has managed since 2011. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. Pappas has worked as a senior fund analyst, fixed income strategist, and portfolio manager.

It is expected that Mr. Pappas will retire effective on or about December 31, 2018. At that time, Mr. Duggan will assume sole portfolio management responsibilities for the fund.

ASD-18-01 1.955931.105	August 23, 2018